TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES

A summary of the Company’s trade payables and accrued liabilities is as follows:

	June 30, 2026	December 31, 2025
	$	$
Trade payables	23,801	34,541
COMIBOL contract obligations (note 8(a))	6,139	7,167
Accrued liabilities	16,279	12,861
Balance, end of period	46,219	54,569
Less: current portion	(40,080)	(47,402)
Non-current portion	6,139	7,167